SUBSEQUENT EVENTS (Details) - BRL (R$) R$ in Thousands	Feb. 28, 2023	Dec. 31, 2022	Dec. 31, 2021
Events subsequent to the reporting date
Share capital		R$ 9,235,546	R$ 9,235,546
Quantity of ordinary shares		1,361,263,584	1,361,263,584
Share Capital
Events subsequent to the reporting date
Share capital		R$ 9,269,281
Quantity of ordinary shares		1,361,263,584
Treasury shares canceled
Events subsequent to the reporting date
Number of shares canceled	37,145,969
Treasury shares canceled | Share Capital
Events subsequent to the reporting date
Share capital	R$ 9,269,281
Quantity of ordinary shares	1,324,117,615